PORTFOLIO OF INVESTMENTS – as of June 30, 2022 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 99.2% of Net Assets

	ABS Car Loan – 8.2%
$81,798	American Credit Acceptance Receivables Trust, Series 2019-4, Class C, 2.690%, 12/12/2025, 144A	$81,797
240,000	American Credit Acceptance Receivables Trust, Series 2020-4, Class C, 1.310%, 12/14/2026, 144A	235,812
385,000	American Credit Acceptance Receivables Trust, Series 2021-3, Class B, 0.660%, 2/13/2026, 144A	378,620
180,000	American Credit Acceptance Receivables Trust, Series 2022-1, Class B, 1.680%, 9/14/2026, 144A	172,534
267,749	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class B, 2.540%, 7/18/2024	267,762
74,648	AmeriCredit Automobile Receivables Trust, Series 2020-1, Class A3, 1.110%, 8/19/2024	74,493
65,503	AmeriCredit Automobile Receivables Trust, Series 2020-2, Class A3, 0.660%, 12/18/2024	65,022
265,000	AmeriCredit Automobile Receivables Trust, Series 2020-2, Class B, 0.970%, 2/18/2026	259,413
215,000	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.690%, 1/19/2027	202,751
520,000	AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, 1.410%, 8/18/2027	475,671
335,000	AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A3, 4.380%, 4/18/2028	335,710
140,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A	137,611
51,283	Bank of The West Auto Trust, Series 2019-1, Class A3, 2.430%, 4/15/2024, 144A	51,287
150,390	Capital One Prime Auto Receivables Trust, Series 2019-2, Class A3, 1.920%, 5/15/2024	149,981
225,925	CarMax Auto Owner Trust, Series 2020-2, Class A3, 1.700%, 11/15/2024	224,756
326,861	CarMax Auto Owner Trust, Series 2020-3, Class A3, 0.620%, 3/17/2025	322,091
105,731	Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.750%, 3/10/2028	100,197
305,000	Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.720%, 9/11/2028	291,490
1,075,000	Carvana Auto Receivables Trust, Series 2021-P4, Class A3, 1.310%, 1/11/2027(a)	1,016,887
144,576	Credit Acceptance Auto Loan Trust, Series 2019-3A, Class A, 2.380%, 11/15/2028, 144A	144,406
208,327	Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.010%, 2/15/2029, 144A	207,284
585,000	Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.390%, 4/16/2029, 144A	574,596
315,000	Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.370%, 7/16/2029, 144A	310,538
265,000	Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.000%, 5/15/2030, 144A	252,158
405,000	Drive Auto Receivables Trust, Series 2021-1, Class B, 0.650%, 7/15/2025	403,188

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Car Loan – continued
$585,000	Drive Auto Receivables Trust, Series 2021-2, Class B, 0.580%, 12/15/2025	$571,750
465,000	Drive Auto Receivables Trust, Series 2021-3, Class B, 1.110%, 5/15/2026	446,049
3,004	DT Auto Owner Trust, Series 2019-2A, Class C, 3.180%, 2/18/2025, 144A	3,005
320,000	DT Auto Owner Trust, Series 2020-2A, Class C, 3.280%, 3/16/2026, 144A	317,914
30,000	DT Auto Owner Trust, Series 2021-1A, Class B, 0.620%, 9/15/2025, 144A	29,417
300,000	DT Auto Owner Trust, Series 2021-2A, Class B, 0.810%, 1/15/2027, 144A	290,891
410,000	DT Auto Owner Trust, Series 2021-4A, Class C, 1.500%, 9/15/2027, 144A	383,098
360,367	Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.280%, 5/15/2025, 144A	359,981
128,037	Exeter Automobile Receivables Trust, Series 2021-1A, Class B, 0.500%, 2/18/2025	127,616
330,000	Exeter Automobile Receivables Trust, Series 2021-2A, Class B, 0.570%, 9/15/2025	324,941
715,000	Exeter Automobile Receivables Trust, Series 2021-4A, Class B, 1.050%, 5/15/2026	692,362
605,000	Exeter Automobile Receivables Trust, Series 2022-3A, Class B, 4.860%, 12/15/2026	605,323
874,228	Flagship Credit Auto Trust, Series 2020-1, Class B, 2.050%, 2/17/2025, 144A	871,799
290,000	Flagship Credit Auto Trust, Series 2021-2, Class B, 0.930%, 6/15/2027, 144A	274,263
1,428,402	Flagship Credit Auto Trust, Series 2022-1, Class A, 1.790%, 10/15/2026, 144A(a)	1,390,315
595,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.190%, 7/15/2031, 144A	585,283
81,943	Ford Credit Auto Owner Trust, Series 2020-A, Class A3, 1.040%, 8/15/2024	81,110
453,780	Ford Credit Auto Owner Trust, Series 2020-B, Class A3, 0.560%, 10/15/2024	448,535
570,000	Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.370%, 10/17/2033, 144A	518,061
410,000	Foursight Capital Automobile Receivables Trust, Series 2022-1, Class A3, 1.830%, 12/15/2026, 144A	390,418
112,925	GLS Auto Receivables Issuer Trust, Series 2019-4A, Class B, 2.780%, 9/16/2024, 144A	112,922
6,416	GLS Auto Receivables Issuer Trust, Series 2020-2A, Class A, 1.580%, 8/15/2024, 144A	6,415
53,783	GLS Auto Receivables Issuer Trust, Series 2020-3A, Class B, 1.380%, 8/15/2024, 144A	53,741
265,000	GLS Auto Receivables Issuer Trust, Series 2020-4A, Class C, 1.140%, 11/17/2025, 144A	256,581
995,000	GLS Auto Receivables Issuer Trust, Series 2021-4A, Class B, 1.530%, 4/15/2026, 144A	951,334
340,000	GLS Auto Receivables Trust, Series 2021-2A, Class B, 0.770%, 9/15/2025, 144A	332,264
41,813	GM Financial Automobile Leasing Trust, Series 2020-2, Class A3, 0.800%, 7/20/2023	41,743

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Car Loan – continued
$75,890	GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class A3, 2.180%, 4/16/2024	$75,878
76,840	GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3, 1.490%, 12/16/2024	76,146
180,000	GMF Floorplan Owner Revolving Trust, Series 2020-1, Class A, 0.680%, 8/15/2025, 144A	173,848
269,061	Honda Auto Receivables Owner Trust, Series 2020-2, Class A3, 0.820%, 7/15/2024	266,174
88,423	Hyundai Auto Receivables Trust, Series 2019-B, Class A3, 1.940%, 2/15/2024	88,322
115,947	Hyundai Auto Receivables Trust, Series 2020-A, Class A3, 1.410%, 11/15/2024	114,764
179,288	Mercedes-Benz Auto Receivables Trust, Series 2020-1, Class A3, 0.550%, 2/18/2025	177,019
865,000	NextGear Floorplan Master Owner Trust, Series 2020-1A, Class A2, 1.550%, 2/15/2025, 144A	851,560
695,000	Prestige Auto Receivables Trust, Series 2020-1A, Class C, 1.310%, 11/16/2026, 144A	688,723
430,000	Prestige Auto Receivables Trust, Series 2021-1A, Class C, 1.530%, 2/15/2028, 144A	399,879
210,000	Santander Consumer Auto Receivables Trust, Series 2020-AA, Class C, 3.710%, 2/17/2026, 144A	209,101
75,315	Santander Consumer Auto Receivables Trust, Series 2020-BA, Class A3, 0.460%, 8/15/2024, 144A	75,138
290,000	Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.120%, 1/15/2026	287,039
170,000	Santander Drive Auto Receivables Trust, Series 2020-4, Class C, 1.010%, 1/15/2026	167,555
460,000	Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.900%, 6/15/2026	445,411
745,000	Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.950%, 9/15/2027	716,825
530,000	Santander Drive Auto Receivables Trust, Series 2021-4, Class B, 0.880%, 6/15/2026	514,133
835,000	Santander Drive Auto Receivables Trust, Series 2022-3, Class B, 4.130%, 8/16/2027	825,276
440,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.350%, 5/25/2033, 144A	407,958
115,047	Toyota Auto Receivables Owner Trust, Series 2020-B, Class A3, 1.360%, 8/15/2024	114,163
185,000	United Auto Credit Securitization Trust, Series 2022-1, Class B, 2.100%, 3/10/2025, 144A	180,580
400,000	Westlake Automobile Receivables Trust, Series 2020-2A, Class C, 2.010%, 7/15/2025, 144A	395,238
590,000	Westlake Automobile Receivables Trust, Series 2021-1A, Class B, 0.640%, 3/16/2026, 144A	576,641
270,000	Westlake Automobile Receivables Trust, Series 2021-2A, Class B, 0.620%, 7/15/2026, 144A	260,203
1,050,000	Westlake Automobile Receivables Trust, Series 2021-3A, Class C, 1.580%, 1/15/2027, 144A	994,351
450,416	World Omni Auto Receivables Trust, Series 2020-B, Class A3, 0.630%, 5/15/2025	444,424
225,179	World Omni Select Auto Trust, Series 2020-A, Class A3, 0.550%, 7/15/2025	223,303

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Car Loan – continued
$360,000	World Omni Select Auto Trust, Series 2021-A, Class B, 0.850%, 8/16/2027	$336,619

		27,289,457

	ABS Credit Card – 0.7%
925,000	Barclays Dryrock Issuance Trust, Series 2019-1, Class A, 1.960%, 5/15/2025	925,015
960,000	Mercury Financial Credit Card Master Trust, Series 2022-1A, Class A, 2.500%, 9/21/2026, 144A	909,272
585,000	World Financial Network Credit Card Master Trust, Series 2019-C, Class A, 2.210%, 7/15/2026	584,950

		2,419,237

	ABS Home Equity – 0.0%
1,948	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)	1,947

	ABS Other – 1.3%
395,000	Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.030%, 8/17/2026, 144A	374,388
125,000	Affirm Asset Securitization Trust, Series 2022-A, Class A, 4.300%, 5/17/2027, 144A	123,763
430,467	Aqua Finance Trust, Series 2021-A, Class A, 1.540%, 7/17/2046, 144A	397,667
164,402	Chesapeake Funding II LLC, Series 2020-1A, Class A1, 0.870%, 8/15/2032, 144A	162,010
135,555	CNH Equipment Trust, Series 2020-A, Class A3, 1.160%, 6/16/2025	133,703
60,796	Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.700%, 1/21/2031, 144A	60,649
592,655	Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2, 0.560%, 12/11/2034, 144A	575,193
156,180	Kubota Credit Owner Trust, Series 2020-1A, Class A3, 1.960%, 3/15/2024, 144A	155,262
340,244	Marlette Funding Trust, Series 2021-3A, Class A, 0.650%, 12/15/2031, 144A	333,250
81,320	MVW LLC, Series 2020-1A, Class A, 1.740%, 10/20/2037, 144A	76,269
1,135,000	OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.130%, 5/14/2035, 144A(a)	1,117,371
224,771	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	197,417
370,000	SCF Equipment Leasing LLC, Series 2022-1A, Class A3, 2.920%, 7/20/2029, 144A	357,681
112,618	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class A, 1.330%, 7/20/2037, 144A	105,648
270,573	Verizon Owner Trust, Series 2019-B, Class A1A, 2.330%, 12/20/2023	270,641

		4,440,912

	ABS Student Loan – 0.1%
116,902	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	116,593

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Student Loan – continued
$66,136	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170%, 9/16/2069, 144A	$62,135
91,039	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069, 144A	84,852
11,442	SoFi Professional Loan Program LLC, Series 2016-B, Class A2B, 2.740%, 10/25/2032, 144A	11,443
25,573	SoFi Professional Loan Program LLC, Series 2017-E, Class A2B, 2.720%, 11/26/2040, 144A	25,490

		300,513

	ABS Whole Business – 0.2%
514,938	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.666%, 9/05/2048, 144A	500,758

	Aerospace & Defense – 0.0%
29,000	Raytheon Technologies Corp., 3.650%, 8/16/2023	28,970

	Agency Commercial Mortgage-Backed Securities – 0.7%
487,491	FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2, 3.320%, 2/25/2023(b)	487,239
701,647	FHLMC Multifamily Structured Pass Through Certificates, Series K042, Class A2, 2.670%, 12/25/2024	688,870
1,175,000	FHLMC Multifamily Structured Pass Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027(a)	1,145,656
38,807	FHLMC Multifamily Structured Pass Through Certificates, Series KJ28, Class A1, 1.766%, 2/25/2025	37,905

		2,359,670

	Automotive – 2.9%
1,205,000	American Honda Finance Corp., MTN, 2.250%, 1/12/2029	1,061,741
145,000	American Honda Finance Corp., MTN, 3.625%, 10/10/2023	145,384
160,000	Daimler Finance North America LLC, 3.350%, 2/22/2023, 144A	160,207
725,000	Daimler Trucks Finance North America LLC, 3.650%, 4/07/2027, 144A	694,516
665,000	Denso Corp., 1.239%, 9/16/2026, 144A	593,192
675,000	General Motors Financial Co., Inc., 3.800%, 4/07/2025	658,062
735,000	General Motors Financial Co., Inc., 5.000%, 4/09/2027	721,004
295,000	Harley-Davidson Financial Services, Inc., 3.350%, 6/08/2025, 144A	283,443
645,000	Hyundai Capital America, 2.100%, 9/15/2028, 144A	543,576
195,000	Hyundai Capital America, 2.375%, 2/10/2023, 144A	192,498
240,000	Kia Corp., 1.000%, 4/16/2024, 144A	228,488
275,000	Nissan Motor Acceptance Co. LLC, 3.450%, 3/15/2023, 144A	273,461

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Automotive – continued
$205,000	PACCAR Financial Corp., 2.000%, 2/04/2027	$189,164
105,000	PACCAR Financial Corp., MTN, 0.800%, 6/08/2023	102,727
160,000	PACCAR Financial Corp., MTN, 1.800%, 2/06/2025	152,911
955,000	PACCAR Financial Corp., MTN, 1.900%, 2/07/2023	947,076
860,000	Toyota Motor Credit Corp., 3.050%, 3/22/2027	826,837
845,000	Toyota Motor Credit Corp., 4.450%, 6/29/2029	855,270
275,000	Volkswagen Group of America Finance LLC, 3.350%, 5/13/2025, 144A	265,790
290,000	Volkswagen Group of America Finance LLC, 4.250%, 11/13/2023, 144A	289,968
590,000	Volkswagen Group of America Finance LLC, 4.350%, 6/08/2027, 144A	578,343

		9,763,658

	Banking – 19.8%
500,000	ABN AMRO Bank NV, (fixed rate to 12/13/2028, variable rate thereafter), 2.470%, 12/13/2029, 144A	426,158
1,130,000	Ally Financial, Inc., 4.750%, 6/09/2027	1,085,134
855,000	American Express Co., 2.550%, 3/04/2027	796,664
430,000	American Express Co., 4.050%, 5/03/2029	421,593
525,000	ANZ New Zealand International Ltd., 2.166%, 2/18/2025, 144A	501,599
565,000	ASB Bank Ltd., (fixed rate to 6/17/2027, variable rate thereafter), 5.284%, 6/17/2032, 144A	558,837
1,190,000	Australia & New Zealand Banking Group Ltd., MTN, 2.050%, 11/21/2022	1,185,060
800,000	Banco Bilbao Vizcaya Argentaria S.A., 0.875%, 9/18/2023	771,662
1,600,000	Banco Santander S.A., 3.892%, 5/24/2024	1,591,617
840,000	Bank of America Corp., (fixed rate to 4/02/2025, variable rate thereafter), MTN, 3.384%, 4/02/2026	814,216
395,000	Bank of Ireland Group PLC, 4.500%, 11/25/2023, 144A	394,051
910,000	Bank of Ireland Group PLC, (fixed rate to 9/30/2026, variable rate thereafter), 2.029%, 9/30/2027, 144A	790,917
805,000	Bank of Montreal, 3.700%, 6/07/2025	797,872
1,210,000	Bank of Montreal, MTN, 1.500%, 1/10/2025	1,141,902
515,000	Bank of Montreal, MTN, 2.650%, 3/08/2027	477,011
425,000	Bank of New York Mellon Corp. (The), 2.050%, 1/26/2027	390,490

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Banking – continued
$655,000	Bank of New York Mellon Corp. (The), MTN, 1.600%, 4/24/2025	$616,492
295,000	Bank of New York Mellon Corp. (The), MTN, 1.800%, 7/28/2031	238,836
635,000	Bank of New Zealand, 2.000%, 2/21/2025, 144A	604,699
690,000	Bank of New Zealand, 2.285%, 1/27/2027, 144A	635,471
870,000	Bank of Nova Scotia (The), 2.000%, 11/15/2022	867,624
825,000	Bank of Nova Scotia (The), 3.450%, 4/11/2025	814,110
200,000	Banque Federative du Credit Mutuel S.A., 2.375%, 11/21/2024, 144A	191,660
460,000	Banque Federative du Credit Mutuel S.A., 2.700%, 7/20/2022, 144A	460,024
485,000	Banque Federative du Credit Mutuel S.A., 3.750%, 7/20/2023, 144A	485,206
485,000	Barclays PLC, (fixed rate to 5/16/2023, variable rate thereafter), 4.338%, 5/16/2024	484,742
1,600,000	Canadian Imperial Bank of Commerce, 1.000%, 10/18/2024	1,493,091
170,000	Capital One Financial Corp., (fixed rate to 11/02/2031, variable rate thereafter), 2.618%, 11/02/2032	136,673
1,015,000	Capital One Financial Corp., (fixed rate to 12/06/2023, variable rate thereafter), 1.343%, 12/06/2024	972,667
850,000	Capital One Financial Corp., (fixed rate to 5/10/2027, variable rate thereafter), 4.927%, 5/10/2028	841,825
255,000	Capital One Financial Corp., (fixed rate to 7/29/2031, variable rate thereafter), 2.359%, 7/29/2032	194,497
510,000	Citigroup, Inc., (fixed rate to 4/08/2025, variable rate thereafter), 3.106%, 4/08/2026	489,577
230,000	Citigroup, Inc., (fixed rate to 5/01/2024, variable rate thereafter), 0.981%, 5/01/2025	215,471
335,000	Citigroup, Inc., (fixed rate to 5/24/2027, variable rate thereafter), 4.658%, 5/24/2028	332,420
815,000	Citizens Financial Group, Inc., (fixed rate to 5/21/2032, variable rate thereafter), 5.641%, 5/21/2037	804,362
225,000	Comerica, Inc., 3.700%, 7/31/2023	224,851
590,000	Commonwealth Bank of Australia, 2.552%, 3/14/2027, 144A	550,944
890,000	Cooperatieve Rabobank U.A., (fixed rate to 12/15/2026, variable rate thereafter), 1.980%, 12/15/2027, 144A	791,354
750,000	Credit Agricole S.A., (fixed rate to 6/16/2025, variable rate thereafter), 1.907%, 6/16/2026, 144A	689,730
575,000	Credit Suisse AG, 1.250%, 8/07/2026	502,619
1,070,000	Credit Suisse AG, 3.700%, 2/21/2025	1,044,759
500,000	Danske Bank A/S, 3.875%, 9/12/2023, 144A	497,831
390,000	Danske Bank A/S, (fixed rate to 3/28/2024, variable rate thereafter), 3.773%, 3/28/2025, 144A	383,571

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Banking – continued
$800,000	Danske Bank A/S, (fixed rate to 9/10/2024, variable rate thereafter), 0.976%, 9/10/2025, 144A	$736,690
420,000	Deutsche Bank AG, 4.162%, 5/13/2025	416,187
960,000	Deutsche Bank AG, (fixed rate to 1/07/2027, variable rate thereafter), 2.552%, 1/07/2028	830,985
205,000	DNB Bank ASA, 2.150%, 12/02/2022, 144A	204,679
935,000	DNB Bank ASA, (fixed rate to 3/28/2024, variable rate thereafter), 2.968%, 3/28/2025, 144A	914,963
590,000	DNB Bank ASA, (fixed rate to 9/16/2025, variable rate thereafter), 1.127%, 9/16/2026, 144A	531,307
980,000	Goldman Sachs Group, Inc. (The), (fixed rate to 10/21/2026, variable rate thereafter), 1.948%, 10/21/2027	867,819
480,000	Goldman Sachs Group, Inc. (The), (fixed rate to 3/09/2026, variable rate thereafter), 1.431%, 3/09/2027	425,478
805,000	HSBC Holdings PLC, (fixed rate to 6/09/2027, variable rate thereafter), 4.755%, 6/09/2028	782,552
395,000	HSBC Holdings PLC, (fixed rate to 8/17/2028, variable rate thereafter), 2.206%, 8/17/2029	331,770
1,405,000	HSBC USA, Inc., 3.750%, 5/24/2024	1,396,742
315,000	Huntington National Bank (The), (fixed rate to 5/16/2024, variable rate thereafter), 4.008%, 5/16/2025	314,096
665,000	ING Groep NV, (fixed rate to 3/28/2027, variable rate thereafter), 4.017%, 3/28/2028	633,351
930,000	JPMorgan Chase & Co., (fixed rate to 4/26/2025, variable rate thereafter), 4.080%, 4/26/2026	918,400
550,000	JPMorgan Chase & Co., (fixed rate to 6/01/2028, variable rate thereafter), 2.069%, 6/01/2029	473,014
255,000	KeyBank NA, 4.390%, 12/14/2027	253,858
495,000	Lloyds Banking Group PLC, 4.050%, 8/16/2023	496,208
520,000	Lloyds Banking Group PLC, (fixed rate to 3/18/2025, variable rate thereafter), 3.511%, 3/18/2026	506,250
375,000	Lloyds Banking Group PLC, (fixed rate to 7/09/2024, variable rate thereafter), 3.870%, 7/09/2025	370,332
1,195,000	Macquarie Bank Ltd., 2.100%, 10/17/2022, 144A	1,191,344
65,000	Macquarie Bank Ltd., 2.300%, 1/22/2025, 144A	62,262
780,000	Macquarie Group Ltd., (fixed rate to 6/21/2027, variable rate thereafter), 4.098%, 6/21/2028, 144A	747,777
1,650,000	Mitsubishi UFJ Financial Group, Inc., (fixed rate to 4/17/2025, variable rate thereafter), 3.837%, 4/17/2026	1,627,161
1,050,000	National Australia Bank Ltd., 3.905%, 6/09/2027	1,037,871
1,630,000	National Bank of Canada, (fixed rate to 6/09/2024, variable rate thereafter), 3.750%, 6/09/2025	1,617,987
620,000	Nationwide Building Society, (fixed rate to 3/08/2023, variable rate thereafter), 3.766%, 3/08/2024, 144A	618,379

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Banking – continued
$295,000	NatWest Group PLC, (fixed rate to 9/30/2027, variable rate thereafter), 5.516%, 9/30/2028	$297,101
1,215,000	NatWest Markets PLC, 1.600%, 9/29/2026, 144A	1,070,214
660,000	NatWest Markets PLC, 3.625%, 9/29/2022, 144A	660,739
1,305,000	Nordea Bank Abp, 1.500%, 9/30/2026, 144A	1,159,337
915,000	Nordea Bank Abp, 3.600%, 6/06/2025, 144A	905,603
550,000	Northern Trust Corp., 4.000%, 5/10/2027	553,310
210,000	Northern Trust Corp., (fixed rate to 5/08/2027, variable rate thereafter), 3.375%, 5/08/2032	197,703
1,650,000	Royal Bank of Canada, 3.625%, 5/04/2027	1,599,327
690,000	Santander Holdings USA, Inc., 3.450%, 6/02/2025	663,511
395,000	Santander U.K. Group Holdings PLC, (fixed rate to 1/11/2027, variable rate thereafter), 2.469%, 1/11/2028	349,015
1,630,000	Societe Generale S.A., 4.677%, 6/15/2027, 144A	1,619,519
390,000	Standard Chartered PLC, (fixed rate to 1/12/2027, variable rate thereafter), 2.608%, 1/12/2028, 144A	348,535
257,000	Standard Chartered PLC, (fixed rate to 3/30/2025, variable rate thereafter), 3.971%, 3/30/2026, 144A	251,071
375,000	Standard Chartered PLC, (fixed rate to 6/29/2031, variable rate thereafter), 2.678%, 6/29/2032, 144A	300,945
335,000	State Street Corp., (fixed rate to 11/18/2026, variable rate thereafter), 1.684%, 11/18/2027	300,792
1,015,000	Sumitomo Mitsui Financial Group, Inc., 1.902%, 9/17/2028	860,365
235,000	Sumitomo Mitsui Financial Group, Inc., 2.784%, 7/12/2022	235,009
840,000	Sumitomo Mitsui Trust Bank Ltd., 0.850%, 3/25/2024, 144A	796,459
200,000	Sumitomo Mitsui Trust Bank Ltd., 2.550%, 3/10/2025, 144A	192,214
1,400,000	Swedbank AB, 1.300%, 6/02/2023, 144A	1,370,474
235,000	Swedbank AB, 3.356%, 4/04/2025, 144A	230,888
75,000	Synchrony Financial, 4.250%, 8/15/2024	74,534
1,020,000	Synchrony Financial, 4.875%, 6/13/2025	1,008,584
900,000	Toronto-Dominion Bank, 4.108%, 6/08/2027	889,979
260,000	Truist Financial Corp., MTN, (fixed rate to 6/07/2028, variable rate thereafter), 1.887%, 6/07/2029	223,473
270,000	UBS AG, 1.375%, 1/13/2025, 144A	252,791

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Banking – continued
$555,000	UBS Group AG, (fixed rate to 12/05/2025, variable rate thereafter), 4.488%, 5/12/2026, 144A	$552,880
585,000	UniCredit SpA, (fixed rate to 9/22/2025, variable rate thereafter), 2.569%, 9/22/2026, 144A	523,310
1,470,000	Wells Fargo & Co., (fixed rate to 4/25/2025, variable rate thereafter), MTN, 3.908%, 4/25/2026	1,445,723
335,000	Westpac Banking Corp., 1.953%, 11/20/2028	292,309
1,015,000	Westpac Banking Corp., 3.735%, 8/26/2025	1,011,441

		66,254,506

	Brokerage – 1.5%
595,000	Ares Finance Co. IV LLC, 3.650%, 2/01/2052, 144A	418,216
705,000	Blue Owl Finance LLC, 4.375%, 2/15/2032, 144A	595,049
880,000	Charles Schwab Corp. (The), 2.450%, 3/03/2027	820,699
660,000	Intercontinental Exchange, Inc., 4.600%, 3/15/2033	656,086
390,000	KKR Group Finance Co. XII LLC, 4.850%, 5/17/2032, 144A	385,035
1,205,000	Nomura Holdings, Inc., 2.329%, 1/22/2027	1,066,907
1,170,000	Nomura Holdings, Inc., 5.605%, 7/06/2029	1,170,795

		5,112,787

	Building Materials – 0.3%
440,000	Ferguson Finance PLC, 4.650%, 4/20/2032, 144A	413,881
640,000	Fortune Brands Home & Security, Inc., 4.000%, 3/25/2032	565,969

		979,850

	Chemicals – 0.5%
245,000	Albemarle Corp., 4.650%, 6/01/2027	241,106
360,000	Cabot Corp., 4.000%, 7/01/2029	337,822
310,000	Cabot Corp., 5.000%, 6/30/2032	300,966
960,000	Nutrien Ltd., 1.900%, 5/13/2023	944,637

		1,824,531

	Collateralized Mortgage Obligations – 1.1%
294,502	Government National Mortgage Association, Series 2010-H02, Class FA, 1-month LIBOR + 0.680%, 1.703%, 2/20/2060(c)	293,288
181,170	Government National Mortgage Association, Series 2010-H03, Class FA, 1-month LIBOR + 0.550%, 1.573%, 3/20/2060(c)	180,085
110,016	Government National Mortgage Association, Series 2014-H14, Class FA, 1-month LIBOR + 0.500%, 0.938%, 7/20/2064(c)	108,929

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$89,804	Government National Mortgage Association, Series 2014-H15, Class FA, 1-month LIBOR + 0.500%, 1.303%, 7/20/2064(c)	$88,846
246	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(d)(e)	228
231,237	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	226,007
331,458	Government National Mortgage Association, Series 2016-H06, Class FC, 1-month LIBOR + 0.920%, 1.723%, 2/20/2066(c)	330,482
872,890	Government National Mortgage Association, Series 2018-H17, Class JA, 3.750%, 9/20/2068(b)	863,646
237,604	Government National Mortgage Association, Series 2019-H01, Class FL, 1-month LIBOR + 0.450%, 1.253%, 12/20/2068(c)	235,284
765,978	Government National Mortgage Association, Series 2019-H01, Class FT, 1-month LIBOR + 0.400%, 1.203%, 10/20/2068(c)	760,747
730,404	Government National Mortgage Association, Series 2019-H10, Class FM, 1-month LIBOR + 0.400%, 1.203%, 5/20/2069(c)	722,170

		3,809,712

	Construction Machinery – 0.7%
1,190,000	Caterpillar Financial Services Corp., MTN, 3.400%, 5/13/2025	1,186,933
300,000	CNH Industrial Capital LLC, 1.950%, 7/02/2023	293,199
945,000	CNH Industrial Capital LLC, 3.950%, 5/23/2025	934,999

		2,415,131

	Consumer Cyclical Services – 0.2%
710,000	eBay, Inc., 1.400%, 5/10/2026	638,640
165,000	Expedia Group, Inc., 6.250%, 5/01/2025, 144A	169,936

		808,576

	Consumer Products – 0.5%
775,000	Brunswick Corp., 4.400%, 9/15/2032	669,622
500,000	Church & Dwight Co., Inc., 5.000%, 6/15/2052	511,151
495,000	JAB Holdings BV, 4.500%, 4/08/2052, 144A	381,934

		1,562,707

	Diversified Manufacturing – 0.4%
135,000	Amphenol Corp., 2.050%, 3/01/2025	128,964
225,000	Kennametal, Inc., 4.625%, 6/15/2028	220,846
490,000	Parker-Hannifin Corp., 4.250%, 9/15/2027	486,578
135,000	Timken Co. (The), 4.500%, 12/15/2028	131,753

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Diversified Manufacturing – continued
$275,000	WW Grainger, Inc., 1.850%, 2/15/2025	$261,921

		1,230,062

	Electric – 4.7%
950,000	AEP Texas, Inc., 4.700%, 5/15/2032	945,402
435,000	AES Corp. (The), 3.300%, 7/15/2025, 144A	408,021
360,000	Alliant Energy Finance LLC, 4.250%, 6/15/2028, 144A	352,785
550,000	American Electric Power Co., Inc., 2.031%, 3/15/2024	532,064
120,000	Consolidated Edison Co. of New York, Inc., Series B, 2.900%, 12/01/2026	113,729
225,000	Dominion Energy, Inc., 3.071%, 8/15/2024	219,665
270,000	DTE Energy Co., 2.250%, 11/01/2022	269,447
1,135,000	Duke Energy Carolinas LLC, 3.050%, 3/15/2023	1,133,966
285,000	Duke Energy Corp., 0.900%, 9/15/2025	257,910
1,145,000	Enel Finance International NV, 5.000%, 6/15/2032, 144A	1,105,419
605,000	Entergy Corp., 0.900%, 9/15/2025	544,595
700,000	Eversource Energy, 4.600%, 7/01/2027	705,599
510,000	Fells Point Funding Trust, 3.046%, 1/31/2027, 144A	470,285
590,000	National Rural Utilities Cooperative Finance Corp., 1.875%, 2/07/2025	563,724
188,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	174,658
900,000	NextEra Energy Capital Holdings, Inc., 0.650%, 3/01/2023	884,546
300,000	NextEra Energy Capital Holdings, Inc., 2.940%, 3/21/2024	295,398
825,000	Oncor Electric Delivery Co. LLC, 2.750%, 5/15/2030	750,896
115,000	Pacific Gas & Electric Co., SOFR Index + 1.150%, 2.371%, 11/14/2022(c)	114,532
525,000	Pacific Gas & Electric Co., 4.950%, 6/08/2025	514,766
235,000	Public Service Enterprise Group, Inc., 2.875%, 6/15/2024	229,960
275,000	Puget Energy, Inc., 4.224%, 3/15/2032	253,513
845,000	Southern California Edison Co., SOFR + 0.470%, 1.845%, 12/02/2022(c)	843,141
1,135,000	Southern California Edison Co., Series D, 4.700%, 6/01/2027	1,137,040

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Electric – continued
$285,000	Southern Co. (The), 5.113%, 8/01/2027	$287,369
1,040,000	Vistra Operations Co. LLC, 5.125%, 5/13/2025, 144A	1,030,546
1,540,000	WEC Energy Group, Inc., 0.550%, 9/15/2023	1,487,690

		15,626,666

	Finance Companies – 3.0%
510,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.150%, 2/15/2024	493,570
360,000	Air Lease Corp., 1.875%, 8/15/2026	311,034
555,000	Aircastle Ltd., 2.850%, 1/26/2028, 144A	458,799
500,000	Ares Capital Corp., 2.875%, 6/15/2028	396,120
50,000	Ares Capital Corp., 4.250%, 3/01/2025	47,808
305,000	Aviation Capital Group LLC, 3.875%, 5/01/2023, 144A	302,364
225,000	Aviation Capital Group LLC, 4.375%, 1/30/2024, 144A	220,957
545,000	Bain Capital Specialty Finance, Inc., 2.550%, 10/13/2026	466,575
200,000	Barings BDC, Inc., 3.300%, 11/23/2026, 144A	173,484
1,115,000	Blackstone Private Credit Fund, 2.625%, 12/15/2026, 144A	934,180
615,000	Blackstone Secured Lending Fund, 2.850%, 9/30/2028	495,955
650,000	FS KKR Capital Corp., 3.125%, 10/12/2028	518,417
280,000	GATX Corp., 3.500%, 6/01/2032	245,514
810,000	Golub Capital BDC, Inc., 2.500%, 8/24/2026	677,993
695,000	Hercules Capital, Inc., 3.375%, 1/20/2027	608,444
785,000	Main Street Capital Corp., 3.000%, 7/14/2026	684,968
600,000	Morgan Stanley Direct Lending Fund, 4.500%, 2/11/2027, 144A	544,476
110,000	Oaktree Specialty Lending Corp., 3.500%, 2/25/2025	104,228
260,000	Owl Rock Capital Corp., 3.750%, 7/22/2025	240,469
90,000	Owl Rock Capital Corp., 4.250%, 1/15/2026	82,787
500,000	Owl Rock Core Income Corp., 5.500%, 3/21/2025, 144A	480,015
1,110,000	Owl Rock Technology Finance Corp., 4.750%, 12/15/2025, 144A	1,043,386

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Finance Companies – continued
$520,000	USAA Capital Corp., 3.375%, 5/01/2025, 144A	$515,502

		10,047,045

	Financial Other – 0.3%
470,000	LeasePlan Corp. NV, 2.875%, 10/24/2024, 144A	450,042
410,000	Mitsubishi HC Capital, Inc., 2.652%, 9/19/2022, 144A	409,502
185,000	ORIX Corp., 3.250%, 12/04/2024	182,031

		1,041,575

	Food & Beverage – 1.5%
120,000	Brown-Forman Corp., 3.500%, 4/15/2025	119,777
1,060,000	Coca-Cola Europacific Partners PLC, 0.800%, 5/03/2024, 144A	1,001,880
355,000	Constellation Brands, Inc., 4.350%, 5/09/2027	351,987
1,095,000	General Mills, Inc., 2.600%, 10/12/2022	1,095,419
815,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.750%, 4/01/2033, 144A	776,116
765,000	Keurig Dr Pepper, Inc., 4.050%, 4/15/2032	715,768
915,000	Pernod Ricard International Finance LLC, 1.250%, 4/01/2028, 144A	771,928
340,000	Viterra Finance BV, 2.000%, 4/21/2026, 144A	300,756

		5,133,631

	Government Owned - No Guarantee – 0.4%
800,000	Antares Holdings LP, 3.750%, 7/15/2027, 144A	672,597
350,000	BOC Aviation USA Corp., 1.625%, 4/29/2024, 144A	335,275
325,000	DAE Funding LLC, 1.550%, 8/01/2024, 144A	304,414

		1,312,286

	Healthcare – 0.4%
650,000	Baxter International, Inc., 2.272%, 12/01/2028	569,223
227,000	Cigna Corp., 3.750%, 7/15/2023	227,493
92,000	CVS Health Corp., 4.300%, 3/25/2028	91,027
510,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	489,226

		1,376,969

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Hybrid ARMs – 0.0%
$19,161	FHLMC, 1-year CMT + 2.225%, 2.410%, 1/01/2035(c)	$19,766
39,667	FHLMC, 1-year CMT + 2.500%, 2.951%, 5/01/2036(c)	41,137

		60,903

	Independent Energy – 0.3%
350,000	ConocoPhillips Co., 2.400%, 3/07/2025	337,784
530,000	Pioneer Natural Resources Co., 0.550%, 5/15/2023	516,557

		854,341

	Life Insurance – 6.1%
535,000	AIG Global Funding, 0.900%, 9/22/2025, 144A	479,911
635,000	Athene Global Funding, 2.500%, 3/24/2028, 144A	545,405
415,000	Athene Global Funding, 2.646%, 10/04/2031, 144A	331,023
445,000	Athene Global Funding, 3.205%, 3/08/2027, 144A	404,703
885,000	Brighthouse Financial Global Funding, 1.200%, 12/15/2023, 144A	851,296
780,000	Brighthouse Financial Global Funding, 1.750%, 1/13/2025, 144A	725,262
985,000	CNO Global Funding, 2.650%, 1/06/2029, 144A	858,070
830,000	Corebridge Financial, Inc., 3.650%, 4/05/2027, 144A	780,225
1,285,000	Equitable Financial Life Global Funding, 1.800%, 3/08/2028, 144A	1,113,851
615,000	F&G Global Funding, 2.000%, 9/20/2028, 144A	517,384
1,170,000	F&G Global Funding, 5.150%, 7/07/2025, 144A	1,176,862
820,000	GA Global Funding Trust, 1.250%, 12/08/2023, 144A	787,029
995,000	GA Global Funding Trust, 2.250%, 1/06/2027, 144A	889,970
110,000	Globe Life, Inc., 4.800%, 6/15/2032	108,076
665,000	Great-West Lifeco U.S. Finance LP, 0.904%, 8/12/2025, 144A	603,376
1,370,000	Guardian Life Global Funding, 1.100%, 6/23/2025, 144A	1,264,615
465,000	Jackson Financial, Inc., 5.170%, 6/08/2027	460,971
955,000	Jackson National Life Global Funding, 1.750%, 1/12/2025, 144A	900,626
155,000	Jackson National Life Global Funding, 3.875%, 6/11/2025, 144A	153,654
340,000	Lincoln National Corp., 3.400%, 3/01/2032	297,407

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Life Insurance – continued
$795,000	Metropolitan Life Global Funding I, 0.900%, 6/08/2023, 144A	$778,096
700,000	Metropolitan Life Global Funding I, 0.950%, 7/02/2025, 144A	643,811
1,070,000	New York Life Global Funding, 2.875%, 4/10/2024, 144A(a)	1,056,665
745,000	Protective Life Global Funding, 1.646%, 1/13/2025, 144A	702,180
430,000	Protective Life Global Funding, 3.218%, 3/28/2025, 144A	420,364
1,175,000	Protective Life Global Funding, 4.714%, 7/06/2027, 144A	1,184,656
655,000	Reliance Standard Life Global Funding II, 2.750%, 5/07/2025, 144A	626,646
175,000	Reliance Standard Life Global Funding II, 3.850%, 9/19/2023, 144A	174,888
770,000	RGA Global Funding, 2.700%, 1/18/2029, 144A	681,238
755,000	Security Benefit Global Funding, 1.250%, 5/17/2024, 144A	716,067

		20,234,327

	Lodging – 0.1%
350,000	Marriott International, Inc., Series Z, 4.150%, 12/01/2023	351,270

	Media Entertainment – 0.1%
550,000	Prosus NV, 4.193%, 1/19/2032, 144A	439,111

	Metals & Mining – 0.2%
200,000	Anglo American Capital PLC, 3.875%, 3/16/2029, 144A	183,937
155,000	Glencore Funding LLC, 4.125%, 3/12/2024, 144A	154,222
395,000	Nucor Corp., 3.950%, 5/23/2025	392,784

		730,943

	Midstream – 0.5%
300,000	Boardwalk Pipelines LP, 3.600%, 9/01/2032	253,817
25,000	Energy Transfer LP, 4.250%, 3/15/2023	24,987
510,000	MPLX LP, 4.950%, 3/14/2052	440,720
950,000	Targa Resources Corp., 5.200%, 7/01/2027	954,109

		1,673,633

	Mortgage Related – 0.7%
901	FHLMC, 3.000%, 10/01/2026	899

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Mortgage Related – continued
$46	FHLMC, 6.500%, 1/01/2024	$49
19	FHLMC, 8.000%, 7/01/2025	19
4,818	GNMA, 3.890%, 10/20/2062(b)	4,688
5,957	GNMA, 3.991%, 5/20/2062(b)	5,908
13,355	GNMA, 4.015%, 4/20/2063(b)	13,211
46,681	GNMA, 4.287%, 11/20/2066(b)	47,223
19,120	GNMA, 4.303%, 6/20/2066(b)	19,270
139,070	GNMA, 4.438%, 10/20/2066(b)	140,946
47,665	GNMA, 4.441%, 9/20/2066(b)	48,319
56,754	GNMA, 4.449%, 10/20/2066(b)	57,604
35,336	GNMA, 4.470%, 8/20/2066(b)	35,912
61,245	GNMA, 4.504%, 11/20/2066(b)	62,145
138,320	GNMA, 4.521%, 9/20/2066(b)	140,200
5,447	GNMA, 4.540%, 11/20/2064(b)	5,463
49,783	GNMA, 4.586%, 10/20/2066(b)	50,597
346,528	GNMA, 4.622%, 7/20/2067(b)	354,062
697,931	GNMA, 4.644%, 4/20/2067(b)	711,632
439,646	GNMA, 4.673%, 1/20/2067(b)	448,010
206,228	GNMA, 4.700%, with various maturities from 2061 to 2064(b)(f)	207,990
136	GNMA, 6.500%, 12/15/2023	143

		2,354,290

	Natural Gas – 0.1%
290,000	Sempra Energy, 3.700%, 4/01/2029	272,338

	Non-Agency Commercial Mortgage-Backed Securities – 5.5%
230,000	BANK, Series 2019-BN24, Class A3, 2.960%, 11/15/2062	210,264
270,000	BANK, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	241,047
870,000	BANK, Series 2021-BN37, Class A5, 2.618%, 11/15/2064(b)	758,940

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$297,586	Barclays Commercial Mortgage Securities Trust, Series 2017-C1, Class A2, 3.189%, 2/15/2050	$297,425
660,000	Barclays Commercial Mortgage Securities Trust, Series 2020-BID, Class A, 1-month LIBOR + 2.140%, 3.464%, 10/15/2037, 144A(c)	651,185
865,000	BBCMS Mortgage Trust, Series 2021-C12, Class A5, 2.689%, 11/15/2054(a)	755,324
285,000	Benchmark Mortgage Trust, Series 2020-B16, Class A5, 2.732%, 2/15/2053	256,081
755,000	Benchmark Mortgage Trust, Series 2021-B31, Class A5, 2.669%, 12/15/2054	659,618
520,000	BPR Trust, Series 2021-NRD, Class A, 1-month Term SOFR + 1.525%, 2.859%, 12/15/2023, 144A(c)	497,662
360,000	BPR Trust, Series 2022-OANA, Class A, 1-month Term SOFR + 1.898%, 3.177%, 4/15/2037, 144A(c)	352,636
491,600	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.865%, 1/10/2048	483,852
361,996	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.283%, 5/10/2058	349,430
992,138	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314%, 4/10/2049	963,002
540,000	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	494,294
535,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	515,102
263,676	Commercial Mortgage Pass Through Certificates, Series 2013-CR8, Class A5, 3.612%, 6/10/2046(b)	262,576
21,808	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	21,694
60,757	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047	60,817
280,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS3, Class A4, 3.819%, 6/10/2047	277,806
280,000	Commercial Mortgage Pass Through Certificates, Series 2015-DC1, Class A5, 3.350%, 2/10/2048	273,696
520,299	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class A5, 3.765%, 2/10/2049	509,573
795,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A	751,363
55,992	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617%, 11/15/2048	55,531
470,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A4, 2.968%, 12/15/2052	423,032
605,000	GS Mortgage Securities Corp. II, Series 2012-BWTR, Class A, 2.954%, 11/05/2034, 144A	600,257
440,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033, 144A(b)	408,227
330,000	GS Mortgage Securities Trust, Series 2014-GC18, Class A4, 4.074%, 1/10/2047	328,821
245,000	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	221,778
180,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034, 144A	162,005
355,000	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034, 144A	320,719

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$37,477	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047	$37,355
575,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4, 3.386%, 6/13/2052	539,630
470,000	MedTrust, Series 2021-MDLN, Class A, 1-month LIBOR + 0.950%, 2.275%, 11/15/2038, 144A(c)	449,345
240,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A4, 4.209%, 7/15/2046(b)	239,133
129,604	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306%, 4/15/2048	125,934
550,000	Morgan Stanley Capital I Trust, Series 2020-L4, Class A3, 2.698%, 2/15/2053	490,167
845,000	New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061, 144A	736,935
980,000	SPGN Mortgage Trust, Series 2022-TFLM. Class A, 1-month Term SOFR + 1.550%, 2.829%, 2/15/2039, 144A(c)	934,246
201,215	UBS-Barclays Commercial Mortgage Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030, 144A	196,382
565,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4, 3.244%, 4/10/2046	561,165
201,109	Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426%, 3/15/2059	195,685
490,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C58, Class A4, 2.092%, 7/15/2053	411,115
825,000	Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.000%, 4/15/2055(b)	789,601
34,135	WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A3, 3.660%, 3/15/2047	33,701
325,000	WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101%, 3/15/2047	324,410
120,809	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ASB, 3.638%, 5/15/2047	120,382

		18,348,943

	Packaging – 0.1%
335,000	Amcor Flexibles North America, Inc., 4.000%, 5/17/2025	331,307

	Pharmaceuticals – 0.1%
235,000	Bayer U.S. Finance II LLC, 3.375%, 7/15/2024, 144A	230,758
245,000	CSL Finance PLC, 4.250%, 4/27/2032, 144A	239,541

		470,299

	Property & Casualty Insurance – 0.2%
135,000	Assurant, Inc., 4.200%, 9/27/2023	135,929
125,000	Brown & Brown, Inc., 4.200%, 3/17/2032	113,780
240,000	Trustage Financial Group, Inc., 4.625%, 4/15/2032, 144A	219,885

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Property & Casualty Insurance – continued
$325,000	Willis North America, Inc., 4.650%, 6/15/2027	$319,684

		789,278

	Railroads – 0.5%
415,000	Burlington Northern Santa Fe LLC, 4.450%, 1/15/2053	401,359
930,000	Canadian Pacific Railway Co., 1.350%, 12/02/2024	874,854
215,000	Union Pacific Corp., 3.646%, 2/15/2024	215,254

		1,491,467

	REITs - Apartments – 0.1%
155,000	American Campus Communities Operating Partnership LP, 2.250%, 1/15/2029	143,530
225,000	Invitation Homes Operating Partnership LP, 2.000%, 8/15/2031	173,084

		316,614

	REITs - Health Care – 0.2%
235,000	Omega Healthcare Investors, Inc., 4.500%, 1/15/2025	232,910
355,000	Welltower, Inc., 2.750%, 1/15/2032	295,684

		528,594

	REITs - Office Property – 0.4%
570,000	Kilroy Realty LP, 2.650%, 11/15/2033	441,239
190,000	Office Properties Income Trust, 2.400%, 2/01/2027	155,258
560,000	Office Properties Income Trust, 3.450%, 10/15/2031	419,474
205,000	Office Properties Income Trust, 4.500%, 2/01/2025	196,421

		1,212,392

	REITs - Regional Malls – 0.1%
310,000	Simon Property Group LP, 1.750%, 2/01/2028	264,186

	REITs - Storage – 0.2%
215,000	Extra Space Storage LP, 3.900%, 4/01/2029	201,332
550,000	Life Storage LP, 2.400%, 10/15/2031	437,708

		639,040

	Restaurants – 0.1%
420,000	McDonald’s Corp., MTN, 3.350%, 4/01/2023	421,437

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Retailers – 1.1%
$575,000	Amazon.com, Inc., 3.600%, 4/13/2032	$553,677
345,000	AutoNation, Inc., 3.500%, 11/15/2024	334,772
495,000	AutoNation, Inc., 3.850%, 3/01/2032	426,519
290,000	AutoNation, Inc., 4.500%, 10/01/2025	288,796
445,000	Home Depot, Inc. (The), 2.875%, 4/15/2027	429,907
425,000	O’Reilly Automotive, Inc., 4.700%, 6/15/2032	423,262
190,000	Tapestry, Inc., 3.050%, 3/15/2032	154,796
1,245,000	Walgreens Boots Alliance, Inc., 0.950%, 11/17/2023	1,204,142

		3,815,871

	Technology – 2.5%
485,000	Avnet, Inc., 5.500%, 6/01/2032	475,875
440,000	Broadcom, Inc., 4.000%, 4/15/2029, 144A	407,702
870,000	CDW LLC/CDW Finance Corp., 3.276%, 12/01/2028	750,466
165,000	Flex Ltd., 4.875%, 6/15/2029	158,905
525,000	Global Payments, Inc., 1.500%, 11/15/2024	492,845
825,000	HP, Inc., 4.000%, 4/15/2029	772,931
805,000	HP, Inc., 4.750%, 1/15/2028	795,446
315,000	Infor, Inc., 1.450%, 7/15/2023, 144A	306,454
545,000	Jabil, Inc., 4.250%, 5/15/2027	528,827
1,035,000	KLA Corp., 4.650%, 7/15/2032	1,055,844
175,000	Marvell Technology, Inc., 4.200%, 6/22/2023	174,735
285,000	Microchip Technology, Inc., 0.972%, 2/15/2024	270,598
460,000	Microchip Technology, Inc., 2.670%, 9/01/2023	452,336
50,000	Motorola Solutions, Inc., 5.600%, 6/01/2032	50,416
105,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 4.400%, 6/01/2027	103,365
565,000	Panasonic Holdings Corp., 2.536%, 7/19/2022, 144A	564,943
570,000	PayPal Holdings, Inc., 4.400%, 6/01/2032	564,288

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Technology – continued
$200,000	Qorvo, Inc., 1.750%, 12/15/2024, 144A	$186,824
170,000	Western Digital Corp., 2.850%, 2/01/2029	138,413
165,000	Western Union Co. (The), 4.250%, 6/09/2023	165,021

		8,416,234

	Tobacco – 0.5%
585,000	Altria Group, Inc., 2.450%, 2/04/2032	440,580
1,025,000	BAT Capital Corp., 4.700%, 4/02/2027	1,001,231
125,000	BAT Capital Corp., 4.742%, 3/16/2032	111,098

		1,552,909

	Transportation Services – 0.9%
450,000	Element Fleet Management Corp., 3.850%, 6/15/2025, 144A	442,000
175,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.000%, 7/15/2025, 144A	172,268
695,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.125%, 8/01/2023, 144A	697,582
485,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.400%, 7/01/2027, 144A	475,429
285,000	Ryder System, Inc., 2.850%, 3/01/2027	265,683
255,000	Ryder System, Inc., MTN, 3.750%, 6/09/2023	254,353
240,000	Ryder System, Inc., MTN, 4.300%, 6/15/2027	236,454
370,000	Ryder System, Inc., MTN, 4.625%, 6/01/2025	371,961

		2,915,730

	Treasuries – 28.8%
10,625,000	U.S. Treasury Note, 0.375%, 12/31/2025(a)	9,683,276
5,595,000	U.S. Treasury Note, 0.500%, 3/31/2025(a)	5,221,709
15,830,000	U.S. Treasury Note, 1.125%, 10/31/2026(a)	14,591,426
4,630,000	U.S. Treasury Note, 1.250%, 11/30/2026(a)	4,287,271
14,640,000	U.S. Treasury Note, 1.375%, 11/15/2031(a)	12,697,913
3,470,000	U.S. Treasury Note, 1.500%, 1/31/2027(a)	3,239,841
6,825,000	U.S. Treasury Note, 1.875%, 2/28/2027(a)	6,478,418
3,495,000	U.S. Treasury Note, 1.875%, 2/15/2032	3,166,252

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Treasuries – continued
$20,320,000	U.S. Treasury Note, 2.500%, 5/31/2024	$20,136,644
13,855,000	U.S. Treasury Note, 2.625%, 5/31/2027	13,593,054
3,240,000	U.S. Treasury Note, 2.750%, 4/30/2027	3,196,209

		96,292,013

	Wireless – 0.3%
680,000	Crown Castle International Corp., 2.900%, 3/15/2027	627,062
200,000	SK Telecom Co. Ltd., 3.750%, 4/16/2023, 144A	200,388

		827,450

	Wirelines – 0.1%
205,000	British Telecommunications PLC, 4.500%, 12/04/2023	205,946

	Total Bonds and Notes (Identified Cost $349,297,455)	331,452,022

Short-Term Investments – 1.1%
3,830,254	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2022 at 0.350% to be repurchased at $ 3,830,292 on 7/01/2022 collateralized by $3,889,300 U.S. Treasury Note, 3.250% due 6/30/2027 valued at $3,906,922 including accrued interest(g) (Identified Cost $3,830,254)	3,830,254

	Total Investments – 100.3% (Identified Cost $353,127,709)	335,282,276
	Other assets less liabilities – (0.3)%	(998,690)

	Net Assets – 100.0%	$334,283,586

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2022 is disclosed.

(c)	Variable rate security. Rate as of June 30, 2022 is disclosed.
(d)	Level 3 security. Value has been determined using significant unobservable inputs.
(e)	Fair valued by the Fund’s adviser. At June 30, 2022, the value of this security amounted to $228 or less than 0.1% of net assets.
(f)

The Fund’s investment in mortgage related securities of Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(g)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the value of Rule 144A holdings amounted to $91,939,402 or 27.5% of net assets.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages

CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At June 30, 2022, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	9/30/2022	374	$42,397,041	$41,981,500	$(415,541)

At June 30, 2022, open short futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra Long U.S. Treasury Bond	9/21/2022	12	$1,901,820	$1,852,125	$49,695

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Collateralized Mortgage Obligations	$—	$3,809,484	$228	(a)	$3,809,712
All Other Bonds and Notes *	—	327,642,310	—		327,642,310

Total Bonds and Notes	$—	$331,451,794	$228		$331,452,022

Short-Term Investments	—	3,830,254	—		3,830,254
Futures Contracts (unrealized appreciation)	49,695	—	—		49,695

Total	$49,695	$335,282,048	$228		$335,331,971

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(415,541)	$—	$—	$(415,541)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2021 and/or June 30, 2022:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2021	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2022	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2022
Bonds and Notes
ABS Other	$564,912	$—	$—	$—	$—	$—	$—	$(564,912)	$—	$—
Collateralized Mortgage Obligations	531	—	(3)	(17)	—	(283)	—	—	228	(19)

Total	$565,443	$—	$(3)	$(17)	$—	$(283)	$—	$(564,912)	$228	$(19)

A debt security valued at $564,912 was transferred from Level 3 to Level 2 during the period ended June 30, 2022. At September 30, 2021, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At June 30, 2022, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may also use futures contracts to gain investment exposure. As of June 30, 2022, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of June 30, 2022:

Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$49,695

Liabilities	Unrealized (depreciation) on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(415,541)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of June 30, 2022:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$ 844,866	$844,866

Industry Summary at June 30, 2022 (Unaudited)

Treasuries	28.8%
Banking	19.8
ABS Car Loan	8.2
Life Insurance	6.1
Non-Agency Commercial Mortgage-Backed Securities	5.5
Electric	4.7
Finance Companies	3.0
Automotive	2.9
Technology	2.5
Other Investments, less than 2% each	17.7
Short-Term Investments	1.1

Total Investments	100.3
Other assets less liabilities (including futures contracts)	(0.3)

Net Assets	100.0%